BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Boeing Co. (The)
(a)
.................. 33,495 $ 4,055,575
General Dynamics Corp. .............. 13,532 2,871,084
Howmet Aerospace, Inc. .............. 22,521 696,574
Huntington Ingalls Industries, Inc. ........ 2,390 529,385
L3Harris Technologies, Inc. ............ 11,514 2,392,955
Lockheed Martin Corp. ............... 14,200 5,485,318
Northrop Grumman Corp. ............. 8,751 4,115,770
Raytheon Technologies Corp. .......... 88,847 7,273,015
Textron, Inc. ...................... 12,653 737,164
TransDigm Group, Inc. ............... 3,096 1,624,843
29,781,683
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(b)
......... 7,454 717,895
Expeditors International of Washington, Inc.
(b)
9,837 868,705
FedEx Corp. ...................... 14,331 2,127,724
United Parcel Service, Inc., Class B ...... 44,038 7,113,898
10,828,222
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................ 7,577 296,639
American Airlines Group, Inc. ........... 39,280 472,931
Delta Air Lines, Inc. ................. 38,632 1,084,014
Southwest Airlines Co. ............... 35,859 1,105,892
United Airlines Holdings, Inc. ........... 19,515 634,823
3,594,299
Auto Components — 0.1%
Aptiv plc
(a)
........................ 16,385 1,281,471
BorgWarner, Inc. ................... 14,242 447,199
1,728,670
Automobiles — 2.6%
Ford Motor Co. .................... 237,453 2,659,474
General Motors Co. ................. 87,677 2,813,555
Tesla, Inc.
(a)
....................... 160,268 42,511,087
47,984,116
Banks — 3.7%
Bank of America Corp. ............... 420,651 12,703,660
Citigroup, Inc. ..................... 116,538 4,856,139
Citizens Financial Group, Inc. .......... 29,663 1,019,221
Comerica, Inc.
(b)
.................... 7,911 562,472
Fifth Third Bancorp
(b)
................ 41,299 1,319,916
First Republic Bank
(b)
................ 10,995 1,435,397
Huntington Bancshares, Inc. ........... 86,010 1,133,612
JPMorgan Chase & Co. .............. 176,462 18,440,279
KeyCorp
(b)
....................... 56,346 902,663
M&T Bank Corp. ................... 10,567 1,863,173
PNC Financial Services Group, Inc. (The) .. 24,678 3,687,387
Regions Financial Corp. .............. 56,611 1,136,183
Signature Bank .................... 3,768 568,968
SVB Financial Group
(a)(b)
.............. 3,556 1,194,034
Truist Financial Corp. ................ 80,040 3,484,942
US Bancorp ...................... 81,326 3,279,064
Wells Fargo & Co. .................. 228,283 9,181,542
Zions Bancorp NA .................. 8,970 456,214
67,224,866
Beverages — 1.9%
Brown-Forman Corp., Class B .......... 11,029 734,201
Coca-Cola Co. (The)
(b)
............... 234,204 13,120,108
Constellation Brands, Inc., Class A ....... 9,587 2,201,942
Keurig Dr Pepper, Inc.
(b)
.............. 51,126 1,831,333
Molson Coors Beverage Co., Class B
(b)
.... 11,355 544,927
Monster Beverage Corp.
(a)
............. 23,144 2,012,602
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 83,044 $ 13,557,763
34,002,876
Biotechnology — 2.2%
AbbVie, Inc. ...................... 106,428 14,283,702
Amgen, Inc. ...................... 32,173 7,251,794
Biogen, Inc.
(a)(b)
.................... 8,758 2,338,386
Gilead Sciences, Inc. ................ 75,595 4,663,456
Incyte Corp.
(a)
..................... 11,109 740,304
Moderna , Inc.
(a)
.................... 20,244 2,393,853
Regeneron Pharmaceuticals, Inc.
(a)(b)
...... 6,450 4,443,211
Vertex Pharmaceuticals, Inc.
(a)
.......... 15,397 4,458,047
40,572,753
Building Products — 0.4%
Allegion plc ....................... 5,236 469,565
AO Smith Corp. .................... 7,864 382,033
Carrier Global Corp. ................. 50,549 1,797,522
Fortune Brands Home & Security, Inc. ..... 7,768 417,064
Johnson Controls International plc ....... 41,448 2,040,071
Masco Corp. ...................... 13,570 633,583
Trane Technologies plc ............... 13,943 2,019,086
7,758,924
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............. 6,509 1,639,943
Bank of New York Mellon Corp. (The) ..... 44,250 1,704,510
BlackRock, Inc.
(b)(c)
.................. 9,072 4,992,140
Cboe Global Markets, Inc. ............. 6,456 757,741
Charles Schwab Corp. (The) ........... 91,881 6,603,487
CME Group, Inc. ................... 21,650 3,834,864
FactSet Research Systems, Inc. ......... 2,278 911,451
Franklin Resources, Inc.
(b)
............. 17,022 366,313
Goldman Sachs Group, Inc. (The) ....... 20,540 6,019,247
Intercontinental Exchange, Inc. ......... 33,611 3,036,754
Invesco Ltd. ...................... 27,373 375,010
MarketAxess Holdings, Inc. ............ 2,292 509,947
Moody's Corp. ..................... 9,496 2,308,573
Morgan Stanley
(b)
................... 80,579 6,366,547
MSCI, Inc. ....................... 4,836 2,039,776
Nasdaq, Inc. ...................... 20,395 1,155,989
Northern Trust Corp. ................. 12,551 1,073,864
Raymond James Financial, Inc. ......... 11,756 1,161,728
S&P Global, Inc. ................... 20,501 6,259,980
State Street Corp. .................. 21,937 1,333,989
T. Rowe Price Group, Inc.
(b)
............ 13,643 1,432,651
53,884,504
Chemicals — 1.8%
Air Products & Chemicals, Inc. .......... 13,340 3,104,618
Albemarle Corp.
(b)
.................. 7,082 1,872,764
Celanese Corp.
(b)
................... 5,998 541,859
CF Industries Holdings, Inc. ............ 11,990 1,154,038
Corteva , Inc. ...................... 43,128 2,464,765
Dow, Inc. ........................ 43,215 1,898,435
DuPont de Nemours, Inc. ............. 30,141 1,519,106
Eastman Chemical Co. ............... 7,390 525,060
Ecolab, Inc. ...................... 14,966 2,161,390
FMC Corp.
(b)
...................... 7,488 791,482
International Flavors & Fragrances, Inc.
(b)
... 15,268 1,386,792
Linde plc
(b)
....................... 29,988 8,084,465
LyondellBasell Industries NV, Class A ..... 15,311 1,152,612
Mosaic Co. (The) ................... 20,776 1,004,104
PPG Industries, Inc. ................. 14,123 1,563,275
Sherwin-Williams Co. (The)
(b)
........... 14,192 2,905,812
32,130,577

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 5,175 $ 2,008,883
Copart , Inc.
(a)
..................... 12,865 1,368,836
Republic Services, Inc. ............... 12,357 1,681,046
Rollins, Inc. ....................... 13,926 482,954
Waste Management, Inc.
(b)
............ 22,633 3,626,033
9,167,752
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
............... 14,831 1,674,272
Cisco Systems, Inc. ................. 249,175 9,967,000
F5, Inc.
(a)
........................ 3,548 513,502
Juniper Networks, Inc. ............... 19,776 516,549
Motorola Solutions, Inc. .............. 10,028 2,245,971
14,917,294
Construction & Engineering — 0.1%
Quanta Services, Inc.
(b)
............... 8,682 1,106,000
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 3,776 1,216,212
Vulcan Materials Co. ................ 8,033 1,266,884
2,483,096
Consumer Finance — 0.5%
American Express Co. ............... 36,092 4,869,172
Capital One Financial Corp. ............ 23,096 2,128,758
Discover Financial Services ............ 16,438 1,494,543
Synchrony Financial ................. 28,989 817,200
9,309,673
Containers & Packaging — 0.3%
Amcor plc ........................ 89,504 960,378
Avery Dennison Corp.
(b)
.............. 4,896 796,579
Ball Corp. ........................ 18,911 913,779
International Paper Co. ............... 21,784 690,553
Packaging Corp. of America
(b)
.......... 5,604 629,273
Sealed Air Corp. ................... 8,835 393,246
WestRock Co.
(b)
.................... 15,410 476,015
4,859,823
Distributors — 0.2%
Genuine Parts Co. .................. 8,558 1,277,881
LKQ Corp. ....................... 15,660 738,369
Pool Corp.
(b)
...................... 2,369 753,839
2,770,089
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B
(a)
...... 108,602 28,998,906
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 428,795 6,577,715
Lumen Technologies, Inc.
(b)
............ 56,367 410,352
Verizon Communications, Inc. .......... 252,934 9,603,904
16,591,971
Electric Utilities — 2.0%
Alliant Energy Corp. ................. 15,168 803,752
American Electric Power Co., Inc. ........ 30,850 2,666,983
Constellation Energy Corp. ............ 19,765 1,644,250
Duke Energy Corp. ................. 46,369 4,313,244
Edison International ................. 23,053 1,304,339
Entergy Corp. ..................... 12,166 1,224,265
Evergy , Inc. ....................... 13,952 828,749
Eversource Energy
(b)
................ 20,812 1,622,504
Exelon Corp. ...................... 59,677 2,235,500
FirstEnergy Corp. .................. 32,664 1,208,568
NextEra Energy, Inc. ................ 118,317 9,277,236
NRG Energy, Inc.
(b)
.................. 14,350 549,175
PG&E Corp.
(a)
..................... 96,858 1,210,725
Security
Shares
Shares Value
Electric Utilities (continued)
Pinnacle West Capital Corp. ........... 6,697 $ 432,023
PPL Corp. ....................... 44,504 1,128,176
Southern Co. (The) ................. 63,986 4,351,048
Xcel Energy, Inc.
(b)
.................. 32,938 2,108,032
36,908,569
Electrical Equipment — 0.5%
AMETEK, Inc. ..................... 13,802 1,565,285
Eaton Corp. plc .................... 23,967 3,196,239
Emerson Electric Co. ................ 35,721 2,615,492
Generac Holdings, Inc.
(a)
.............. 3,860 687,620
Rockwell Automation, Inc.
(b)
............ 6,976 1,500,607
9,565,243
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 35,810 2,397,838
CDW Corp. ....................... 8,186 1,277,671
Corning, Inc.
(b)
..................... 45,971 1,334,078
Keysight Technologies, Inc.
(a)
........... 10,828 1,703,894
TE Connectivity Ltd. ................. 19,244 2,123,768
Teledyne Technologies, Inc.
(a)
........... 2,833 956,052
Trimble, Inc.
(a)(b)
.................... 14,869 806,941
Zebra Technologies Corp., Class A
(a)
...... 3,129 819,829
11,420,071
Energy Equipment & Services — 0.3%
Baker Hughes Co. .................. 60,881 1,276,066
Halliburton Co. .................... 54,343 1,337,924
Schlumberger NV .................. 84,920 3,048,628
5,662,618
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 42,837 3,184,503
Electronic Arts, Inc. ................. 15,894 1,839,095
Live Nation Entertainment, Inc.
(a)
........ 8,358 635,542
Netflix, Inc.
(a)
...................... 26,757 6,299,668
Take-Two Interactive Software, Inc.
(a)
...... 9,454 1,030,486
Walt Disney Co. (The)
(a)
.............. 109,703 10,348,284
Warner Bros Discovery, Inc.
(a)
.......... 133,277 1,532,685
24,870,263
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. ...... 8,856 1,241,523
American Tower Corp. ............... 27,987 6,008,809
AvalonBay Communities, Inc. .......... 8,460 1,558,247
Boston Properties, Inc. ............... 8,649 648,416
Camden Property Trust
(b)
.............. 6,442 769,497
Crown Castle, Inc. .................. 26,049 3,765,383
Digital Realty Trust, Inc. .............. 17,294 1,715,219
Duke Realty Corp. .................. 22,953 1,106,335
Equinix , Inc. ...................... 5,473 3,113,261
Equity Residential .................. 20,369 1,369,204
Essex Property Trust, Inc. ............. 3,950 956,808
Extra Space Storage, Inc.
(b)
............ 8,035 1,387,725
Federal Realty Investment Trust ......... 4,305 387,967
Healthpeak Properties, Inc. ............ 31,865 730,346
Host Hotels & Resorts, Inc. ............ 43,034 683,380
Invitation Homes, Inc. ................ 34,891 1,178,269
Iron Mountain, Inc.
(b)
................. 17,451 767,320
Kimco Realty Corp. ................. 37,374 688,055
Mid-America Apartment Communities, Inc. .. 6,937 1,075,721
Prologis, Inc. ...................... 44,598 4,531,157
Public Storage ..................... 9,507 2,783,745
Realty Income Corp. ................. 37,162 2,162,828
Regency Centers Corp. .............. 9,328 502,313
SBA Communications Corp.
(b)
.......... 6,494 1,848,517
Simon Property Group, Inc. ............ 19,698 1,767,896

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. ........................ 18,104 $ 755,118
Ventas, Inc. ...................... 24,254 974,283
VICI Properties, Inc. ................. 58,238 1,738,404
Vornado Realty Trust ................ 9,232 213,813
Welltower , Inc. ..................... 27,882 1,793,370
Weyerhaeuser Co. .................. 44,670 1,275,775
49,498,704
Food & Staples Retailing — 1.6%
Costco Wholesale Corp. .............. 26,655 12,588,357
Kroger Co. (The) ................... 39,182 1,714,213
Sysco Corp. ...................... 30,585 2,162,665
Walgreens Boots Alliance, Inc. .......... 43,183 1,355,946
Walmart, Inc. ...................... 85,771 11,124,499
28,945,680
Food Products — 1.1%
Archer-Daniels-Midland Co. ............ 33,777 2,717,360
Campbell Soup Co.
(b)
................ 12,184 574,110
Conagra Brands, Inc. ................ 29,021 946,955
General Mills, Inc.
(b)
................. 35,846 2,746,162
Hershey Co. (The) .................. 8,762 1,931,758
Hormel Foods Corp. ................. 17,079 776,070
JM Smucker Co. (The)
(b)
.............. 6,412 881,073
Kellogg Co. ....................... 15,378 1,071,231
Kraft Heinz Co. (The) ................ 47,930 1,598,466
Lamb Weston Holdings, Inc. ........... 8,790 680,170
McCormick & Co., Inc. (Non-Voting) ...... 15,133 1,078,529
Mondelez International, Inc., Class A ...... 82,471 4,521,885
Tyson Foods, Inc., Class A ............ 17,358 1,144,413
20,668,182
Gas Utilities — 0.0%
Atmos Energy Corp.
(b)
................ 8,407 856,253
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 105,455 10,203,826
ABIOMED, Inc.
(a)
................... 2,755 676,793
Align Technology, Inc.
(a)
............... 4,346 900,100
Baxter International, Inc. .............. 30,451 1,640,091
Becton Dickinson and Co. ............. 17,163 3,824,431
Boston Scientific Corp.
(a)
.............. 86,187 3,338,023
Cooper Cos., Inc. (The)
(b)
............. 2,959 780,880
Dentsply Sirona, Inc. ................ 12,746 361,349
Dexcom , Inc.
(a)
.................... 23,737 1,911,778
Edwards Lifesciences Corp.
(a)
.......... 37,364 3,087,387
Hologic , Inc.
(a)
..................... 15,095 973,929
IDEXX Laboratories, Inc.
(a)
............. 5,005 1,630,629
Intuitive Surgical, Inc.
(a)
............... 21,489 4,027,898
Medtronic plc ..................... 79,953 6,456,205
ResMed , Inc. ..................... 8,768 1,914,055
STERIS plc ....................... 5,999 997,514
Stryker Corp. ..................... 20,256 4,102,650
Teleflex, Inc. ...................... 2,794 562,879
Zimmer Biomet Holdings, Inc. .......... 12,674 1,325,067
48,715,484
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp. ............. 9,354 1,265,877
Cardinal Health, Inc. ................. 16,541 1,102,954
Centene Corp.
(a)
................... 34,394 2,676,197
Cigna Corp. ...................... 18,360 5,094,349
CVS Health Corp. .................. 78,894 7,524,121
DaVita, Inc.
(a)(b)
.................... 3,351 277,362
Elevance Health, Inc. ................ 14,442 6,560,134
HCA Healthcare, Inc. ................ 12,953 2,380,632
Henry Schein, Inc.
(a)
................. 8,118 533,921
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Humana, Inc. ..................... 7,609 $ 3,691,811
Laboratory Corp. of America Holdings
(b)
.... 5,440 1,114,166
McKesson Corp.
(b)
.................. 8,649 2,939,536
Molina Healthcare, Inc.
(a)
.............. 3,515 1,159,387
Quest Diagnostics, Inc.
(b)
.............. 7,098 870,854
UnitedHealth Group, Inc. .............. 56,285 28,426,176
Universal Health Services, Inc., Class B
(b)
.. 4,060 358,011
65,975,488
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.
(a)
.............. 2,389 3,925,629
Caesars Entertainment, Inc.
(a)
.......... 12,657 408,315
Carnival Corp.
(a)
.................... 59,396 417,554
Chipotle Mexican Grill, Inc.
(a)
........... 1,668 2,506,604
Darden Restaurants, Inc.
(b)
............ 7,331 926,052
Domino's Pizza, Inc. ................. 2,171 673,444
Expedia Group, Inc.
(a)
................ 9,179 859,981
Hilton Worldwide Holdings, Inc. ......... 16,505 1,990,833
Las Vegas Sands Corp.
(a)
............. 19,772 741,845
Marriott International, Inc., Class A ....... 16,627 2,330,108
McDonald's Corp. .................. 44,270 10,214,860
MGM Resorts International ............ 19,633 583,493
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 25,367 288,169
Royal Caribbean Cruises Ltd.
(a)(b)
........ 13,106 496,717
Starbucks Corp. .................... 69,075 5,820,259
Wynn Resorts Ltd.
(a)
................. 6,333 399,169
Yum! Brands, Inc. .................. 17,068 1,815,011
34,398,043
Household Durables — 0.3%
DR Horton, Inc.
(b)
................... 19,169 1,291,032
Garmin Ltd. ....................... 9,298 746,722
Lennar Corp., Class A
(b)
.............. 15,318 1,141,957
Mohawk Industries, Inc.
(a)
............. 3,112 283,783
Newell Brands, Inc. ................. 22,256 309,136
NVR, Inc.
(a)
....................... 186 741,597
PulteGroup, Inc. ................... 13,878 520,425
Whirlpool Corp.
(b)
................... 3,270 440,829
5,475,481
Household Products — 1.4%
Church & Dwight Co., Inc.
(b)
............ 14,585 1,041,952
Clorox Co. (The)
(b)
.................. 7,449 956,377
Colgate-Palmolive Co. ............... 50,192 3,525,988
Kimberly-Clark Corp. ................ 20,298 2,284,337
Procter & Gamble Co. (The) ........... 143,787 18,153,109
25,961,763
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 40,389 912,791
Industrial Conglomerates — 0.8%
3M Co. .......................... 33,313 3,681,086
General Electric Co. ................. 65,983 4,085,008
Honeywell International, Inc. ........... 40,538 6,768,630
14,534,724
Insurance — 2.2%
Aflac, Inc. ........................ 34,602 1,944,632
Allstate Corp. (The) ................. 16,265 2,025,481
American International Group, Inc. ....... 45,757 2,172,542
Aon plc, Class A ................... 12,692 3,399,806
Arthur J Gallagher & Co. .............. 12,704 2,175,179
Assurant, Inc.
(b)
.................... 3,145 456,874
Brown & Brown, Inc.
(b)
................ 14,267 862,868
Chubb Ltd. ....................... 25,131 4,570,826
Cincinnati Financial Corp. ............. 9,580 858,081

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Insurance (continued)
Everest Re Group Ltd. ............... 2,373 $ 622,770
Globe Life, Inc.
(b)
................... 5,321 530,504
Hartford Financial Services Group, Inc. (The) 19,445 1,204,423
Lincoln National Corp. ............... 9,321 409,285
Loews Corp. ...................... 12,034 599,775
Marsh & McLennan Cos., Inc. .......... 30,028 4,482,880
MetLife, Inc. ...................... 40,316 2,450,407
Principal Financial Group, Inc.
(b)
......... 13,948 1,006,348
Progressive Corp. (The) .............. 35,194 4,089,895
Prudential Financial, Inc. .............. 22,385 1,920,185
Travelers Cos., Inc. (The) ............. 14,280 2,187,696
Willis Towers Watson plc .............. 6,618 1,329,821
WR Berkley Corp. .................. 12,291 793,753
40,094,031
Interactive Media & Services — 4.8%
(a)
Alphabet, Inc., Class A ............... 360,799 34,510,424
Alphabet, Inc., Class C ............... 322,638 31,021,644
Match Group, Inc. .................. 16,894 806,688
Meta Platforms, Inc., Class A ........... 137,235 18,620,045
Twitter, Inc. ....................... 40,458 1,773,679
86,732,480
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.
(a)
................. 533,326 60,265,838
eBay, Inc.
(b)
....................... 33,057 1,216,828
Etsy, Inc.
(a)
....................... 7,600 760,988
62,243,654
IT Services — 4.4%
Accenture plc, Class A ............... 38,062 9,793,353
Akamai Technologies, Inc.
(a)
............ 9,576 769,144
Automatic Data Processing, Inc. ......... 25,003 5,655,429
Broadridge Financial Solutions, Inc. ...... 7,113 1,026,548
Cognizant Technology Solutions Corp., Class A 31,051 1,783,570
DXC Technology Co.
(a)(b)
.............. 13,832 338,607
EPAM Systems, Inc.
(a)
................ 3,418 1,237,965
Fidelity National Information Services, Inc. .. 36,506 2,758,758
Fiserv, Inc.
(a)
...................... 38,486 3,601,135
FleetCor Technologies, Inc.
(a)
........... 4,514 795,231
Gartner, Inc.
(a)
..................... 4,759 1,316,768
Global Payments, Inc. ............... 16,678 1,802,058
International Business Machines Corp.
(b)
... 54,347 6,456,967
Jack Henry & Associates, Inc. .......... 4,389 799,983
Mastercard , Inc., Class A .............. 51,341 14,598,300
Paychex, Inc. ..................... 19,351 2,171,376
PayPal Holdings, Inc.
(a)
............... 69,746 6,003,038
VeriSign, Inc.
(a)
.................... 5,594 971,678
Visa, Inc., Class A
(b)
................. 98,384 17,477,918
79,357,826
Leisure Products — 0.0%
Hasbro, Inc.
(b)
..................... 7,927 534,438
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. ............. 17,925 2,178,784
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,309 546,036
Bio- Techne Corp. ................... 2,378 675,352
Charles River Laboratories International, Inc.
(a)
3,035 597,288
Danaher Corp. .................... 39,395 10,175,334
Illumina, Inc.
(a)
..................... 9,499 1,812,314
IQVIA Holdings, Inc.
(a)
................ 11,223 2,032,934
Mettler -Toledo International, Inc.
(a)
....... 1,357 1,471,151
PerkinElmer, Inc. ................... 7,629 917,998
Thermo Fisher Scientific, Inc. ........... 23,577 11,958,019
Waters Corp.
(a)
.................... 3,620 975,699
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ...... 4,469 $ 1,099,731
34,440,640
Machinery — 1.6%
Caterpillar, Inc. .................... 31,766 5,212,165
Cummins, Inc. ..................... 8,476 1,724,951
Deere & Co. ...................... 16,736 5,587,983
Dover Corp. ...................... 8,678 1,011,681
Fortive Corp. ...................... 21,367 1,245,696
IDEX Corp.
(b)
...................... 4,554 910,117
Illinois Tool Works, Inc. ............... 16,954 3,062,740
Ingersoll Rand, Inc.
(b)
................ 24,354 1,053,554
Nordson Corp. ..................... 3,236 686,906
Otis Worldwide Corp. ................ 25,170 1,605,846
PACCAR, Inc. ..................... 21,026 1,759,666
Parker-Hannifin Corp. ................ 7,703 1,866,514
Pentair plc ....................... 9,864 400,774
Snap-on, Inc. ..................... 3,228 649,958
Stanley Black & Decker, Inc.
(b)
.......... 8,895 668,993
Westinghouse Air Brake Technologies Corp. . 11,036 897,779
Xylem, Inc.
(b)
...................... 10,916 953,622
29,298,945
Media — 0.7%
Charter Communications, Inc., Class A
(a)
... 6,670 2,023,345
Comcast Corp., Class A .............. 264,991 7,772,186
DISH Network Corp., Class A
(a)(b)
........ 15,324 211,931
Fox Corp., Class A .................. 18,315 561,904
Fox Corp., Class B
(b)
................. 8,798 250,743
Interpublic Group of Cos., Inc. (The) ...... 23,741 607,770
News Corp., Class A
(b)
............... 22,854 345,324
News Corp., Class B ................ 7,277 112,211
Omnicom Group, Inc. ................ 12,235 771,906
Paramount Global, Class B
(b)
........... 30,386 578,549
13,235,869
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.
(b)
............. 86,048 2,351,692
Newmont Corp. .................... 47,686 2,004,243
Nucor Corp.
(b)
..................... 15,752 1,685,306
6,041,241
Multiline Retail — 0.5%
Dollar General Corp. ................ 13,659 3,276,248
Dollar Tree, Inc.
(a)
................... 12,702 1,728,742
Target Corp. ...................... 27,833 4,130,139
9,135,129
Multi-Utilities — 0.9%
Ameren Corp. ..................... 15,616 1,257,869
CenterPoint Energy, Inc. .............. 37,612 1,059,906
CMS Energy Corp. .................. 17,632 1,026,888
Consolidated Edison, Inc. ............. 21,310 1,827,546
Dominion Energy, Inc. ................ 50,094 3,461,996
DTE Energy Co. ................... 11,717 1,348,041
NiSource, Inc.
(b)
.................... 23,929 602,771
Public Service Enterprise Group, Inc. ..... 30,069 1,690,780
Sempra Energy .................... 18,883 2,831,317
WEC Energy Group, Inc. .............. 19,076 1,705,967
16,813,081
Oil, Gas & Consumable Fuels — 4.3%
APA Corp. ....................... 19,648 671,765
Chevron Corp. ..................... 108,362 15,568,369
ConocoPhillips .................... 76,603 7,839,551
Coterra Energy, Inc. ................. 47,666 1,245,036
Devon Energy Corp. ................. 39,401 2,369,182

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. ............. 10,696 $ 1,288,440
EOG Resources, Inc.
(b)
............... 35,229 3,936,136
EQT Corp. ....................... 22,246 906,525
Exxon Mobil Corp. .................. 250,780 21,895,602
Hess Corp. ....................... 16,687 1,818,716
Kinder Morgan, Inc. ................. 119,302 1,985,185
Marathon Oil Corp. .................. 40,772 920,632
Marathon Petroleum Corp. ............ 30,004 2,980,297
Occidental Petroleum Corp. ............ 44,841 2,755,480
ONEOK, Inc. ...................... 26,876 1,377,126
Phillips 66 ........................ 28,863 2,329,821
Pioneer Natural Resources Co. ......... 14,361 3,109,587
Valero Energy Corp. ................. 23,707 2,533,093
Williams Cos., Inc. (The) .............. 73,228 2,096,518
77,627,061
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 13,990 3,020,441
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. .............. 128,228 9,115,729
Catalent , Inc.
(a)(b)
................... 10,842 784,527
Eli Lilly & Co. ..................... 47,432 15,337,137
Johnson & Johnson ................. 158,206 25,844,532
Merck & Co., Inc. ................... 152,303 13,116,334
Organon & Co. .................... 15,339 358,933
Pfizer, Inc. ....................... 337,930 14,787,817
Viatris , Inc.
(b)
...................... 72,888 621,006
Zoetis, Inc. ....................... 28,169 4,177,181
84,143,196
Professional Services — 0.4%
CoStar Group, Inc.
(a)
................. 23,826 1,659,481
Equifax, Inc. ...................... 7,353 1,260,525
Jacobs Solutions, Inc.
(b)
.............. 7,630 827,779
Leidos Holdings, Inc. ................ 8,265 722,939
Nielsen Holdings plc ................. 21,810 604,573
Robert Half International, Inc. ........... 6,683 511,249
Verisk Analytics, Inc. ................. 9,441 1,609,974
7,196,520
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 19,326 1,304,698
Road & Rail — 0.9%
CSX Corp. ....................... 128,845 3,432,431
JB Hunt Transport Services, Inc. ........ 4,967 776,938
Norfolk Southern Corp. ............... 14,133 2,962,984
Old Dominion Freight Line, Inc. ......... 5,494 1,366,742
Union Pacific Corp. ................. 37,577 7,320,751
15,859,846
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.
(a)
......... 97,139 6,154,727
Analog Devices, Inc. ................. 31,278 4,358,276
Applied Materials, Inc. ............... 52,348 4,288,872
Broadcom, Inc. .................... 24,299 10,788,999
Enphase Energy, Inc.
(a)
............... 8,127 2,254,999
Intel Corp. ....................... 247,071 6,367,020
KLA Corp.
(b)
...................... 8,533 2,582,342
Lam Research Corp. ................ 8,242 3,016,572
Microchip Technology, Inc. ............. 33,201 2,026,257
Micron Technology, Inc. ............... 66,380 3,325,638
Monolithic Power Systems, Inc.
(b)
........ 2,675 972,095
NVIDIA Corp. ..................... 150,667 18,289,467
NXP Semiconductors NV ............. 15,764 2,325,348
ON Semiconductor Corp.
(a)
............ 25,990 1,619,957
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo , Inc.
(a)(b)
..................... 6,210 $ 493,136
QUALCOMM, Inc. .................. 67,455 7,621,066
Skyworks Solutions, Inc. .............. 9,750 831,382
SolarEdge Technologies, Inc.
(a)
.......... 3,350 775,391
Teradyne, Inc. ..................... 9,434 708,965
Texas Instruments, Inc. ............... 54,981 8,509,959
87,310,468
Software — 8.6%
Adobe, Inc.
(a)
...................... 28,161 7,749,907
ANSYS, Inc.
(a)
..................... 5,239 1,161,486
Autodesk, Inc.
(a)(b)
................... 13,101 2,447,267
Cadence Design Systems, Inc.
(a)
........ 16,468 2,691,365
Ceridian HCM Holding, Inc.
(a)
........... 9,210 514,655
Citrix Systems, Inc.
(b)
................ 7,550 784,445
Fortinet, Inc.
(a)(b)
.................... 39,382 1,934,838
Intuit, Inc. ........................ 16,971 6,573,208
Microsoft Corp. .................... 448,766 104,517,601
NortonLifeLock , Inc. ................. 35,298 710,902
Oracle Corp. ...................... 91,404 5,582,042
Paycom Software, Inc.
(a)(b)
............. 2,923 964,561
PTC, Inc.
(a)
....................... 6,372 666,511
Roper Technologies, Inc.
(b)
............. 6,386 2,296,661
Salesforce, Inc.
(a)
................... 59,837 8,606,954
ServiceNow , Inc.
(a)
.................. 12,155 4,589,850
Synopsys, Inc.
(a)
................... 9,247 2,825,051
Tyler Technologies, Inc.
(a)
............. 2,471 858,672
155,475,976
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 3,654 571,266
AutoZone, Inc.
(a)
................... 1,173 2,512,484
Bath & Body Works, Inc.
(b)
............. 13,738 447,859
Best Buy Co., Inc.
(b)
................. 11,975 758,497
CarMax, Inc.
(a)
..................... 9,571 631,877
Home Depot, Inc. (The) .............. 61,843 17,064,957
Lowe's Cos., Inc. ................... 38,458 7,222,797
O'Reilly Automotive, Inc.
(a)
............. 3,836 2,698,051
Ross Stores, Inc. ................... 21,163 1,783,406
TJX Cos., Inc. (The) ................. 70,696 4,391,636
Tractor Supply Co. .................. 6,663 1,238,518
Ulta Beauty, Inc.
(a)(b)
................. 3,111 1,248,102
40,569,450
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. ....................... 909,008 125,624,906
Hewlett Packard Enterprise Co. ......... 77,925 933,541
HP, Inc. ......................... 54,760 1,364,619
NetApp, Inc. ...................... 13,220 817,657
Seagate Technology Holdings plc
(b)
....... 11,875 632,106
Western Digital Corp.
(a)(b)
.............. 18,943 616,595
129,989,424
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B ................. 76,038 6,320,279
Ralph Lauren Corp.
(b)
................ 2,572 218,440
Tapestry, Inc. ...................... 14,840 421,901
VF Corp.
(b)
....................... 19,545 584,591
7,545,211
Tobacco — 0.7%
Altria Group, Inc. ................... 108,361 4,375,617
Philip Morris International, Inc. .......... 93,359 7,749,731
12,125,348

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Fastenal Co. ...................... 34,810 $ 1,602,652
United Rentals, Inc.
(a)(b)
............... 4,211 1,137,475
WW Grainger, Inc. .................. 2,724 1,332,554
4,072,681
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 10,858 1,413,277
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.
(a)
.................. 36,221 4,859,772
Total Common Stocks — 99.8%
(Cost: $817,731,957) ............................. 1,814,506,154
Total Long-Term Investments — 99.8%
(Cost: $817,731,957) ............................. 1,814,506,154
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.3%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 4,279,837 $ 4,279,837
SL Liquidity Series, LLC, Money Market Series,
3.29%
(e)
....................... 56,108,917 56,108,917
Total Short-Term Securities — 3.3%
(Cost: $60,388,754) .............................. 60,388,754
Total Investments — 103.1%
(Cost: $878,120,711 ) ............................. 1,874,894,908
Liabilities in Excess of Other Assets — (3.1)% ............ (56,839,672)
Net Assets — 100.0% .............................. $ 1,818,055,236
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 5,530,497 $ — $ (1,250,660)
(a)
$ — $ — $ 4,279,837 4,279,837 $ 40,965 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 18,138,902 37,966,924
(a)
— 3,091 — 56,108,917 56,108,917 46,148
(b)
—
BlackRock, Inc. ............ 8,102,706 299,586 (186,474) 134,574 (3,358,252) 4,992,140 9,072 126,968 —
$ 137,665 $ (3,358,252) $ 65,380,894 $ 214,081 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 25 12/16/22 $ 4,502 $ (342,862)
Glossary of Terms Used in this Report
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 29,781,683 $ — $ — $ 29,781,683
Air Freight & Logistics .................................... 10,828,222 — — 10,828,222
Airlines .............................................. 3,594,299 — — 3,594,299
Auto Components ...................................... 1,728,670 — — 1,728,670
Automobiles .......................................... 47,984,116 — — 47,984,116
Banks ............................................... 67,224,866 — — 67,224,866
Beverages ........................................... 34,002,876 — — 34,002,876
Biotechnology ......................................... 40,572,753 — — 40,572,753
Building Products ....................................... 7,758,924 — — 7,758,924
Capital Markets ........................................ 53,884,504 — — 53,884,504
Chemicals ............................................ 32,130,577 — — 32,130,577
Commercial Services & Supplies ............................. 9,167,752 — — 9,167,752
Communications Equipment ................................ 14,917,294 — — 14,917,294
Construction & Engineering ................................ 1,106,000 — — 1,106,000
Construction Materials .................................... 2,483,096 — — 2,483,096
Consumer Finance ...................................... 9,309,673 — — 9,309,673
Containers & Packaging .................................. 4,859,823 — — 4,859,823
Distributors ........................................... 2,770,089 — — 2,770,089
Diversified Financial Services ............................... 28,998,906 — — 28,998,906
Diversified Telecommunication Services ........................ 16,591,971 — — 16,591,971
Electric Utilities ........................................ 36,908,569 — — 36,908,569
Electrical Equipment ..................................... 9,565,243 — — 9,565,243
Electronic Equipment, Instruments & Components ................. 11,420,071 — — 11,420,071
Energy Equipment & Services .............................. 5,662,618 — — 5,662,618
Entertainment ......................................... 24,870,263 — — 24,870,263
Equity Real Estate Investment Trusts (REITs) .................... 49,498,704 — — 49,498,704
Food & Staples Retailing .................................. 28,945,680 — — 28,945,680
Food Products ......................................... 20,668,182 — — 20,668,182

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Gas Utilities ........................................... $ 856,253 $ — $ — $ 856,253
Health Care Equipment & Supplies ........................... 48,715,484 — — 48,715,484
Health Care Providers & Services ............................ 65,975,488 — — 65,975,488
Hotels, Restaurants & Leisure .............................. 34,398,043 — — 34,398,043
Household Durables ..................................... 5,475,481 — — 5,475,481
Household Products ..................................... 25,961,763 — — 25,961,763
Independent Power and Renewable Electricity Producers ............ 912,791 — — 912,791
Industrial Conglomerates .................................. 14,534,724 — — 14,534,724
Insurance ............................................ 40,094,031 — — 40,094,031
Interactive Media & Services ............................... 86,732,480 — — 86,732,480
Internet & Direct Marketing Retail ............................ 62,243,654 — — 62,243,654
IT Services ........................................... 79,357,826 — — 79,357,826
Leisure Products ....................................... 534,438 — — 534,438
Life Sciences Tools & Services .............................. 34,440,640 — — 34,440,640
Machinery ............................................ 29,298,945 — — 29,298,945
Media ............................................... 13,235,869 — — 13,235,869
Metals & Mining ........................................ 6,041,241 — — 6,041,241
Multiline Retail ......................................... 9,135,129 — — 9,135,129
Multi-Utilities .......................................... 16,813,081 — — 16,813,081
Oil, Gas & Consumable Fuels ............................... 77,627,061 — — 77,627,061
Personal Products ...................................... 3,020,441 — — 3,020,441
Pharmaceuticals ....................................... 84,143,196 — — 84,143,196
Professional Services .................................... 7,196,520 — — 7,196,520
Real Estate Management & Development ....................... 1,304,698 — — 1,304,698
Road & Rail ........................................... 15,859,846 — — 15,859,846
Semiconductors & Semiconductor Equipment .................... 87,310,468 — — 87,310,468
Software ............................................. 154,691,531 784,445 — 155,475,976
Specialty Retail ........................................ 40,569,450 — — 40,569,450
Technology Hardware, Storage & Peripherals .................... 129,989,424 — — 129,989,424
Textiles, Apparel & Luxury Goods ............................ 7,545,211 — — 7,545,211
Tobacco ............................................. 12,125,348 — — 12,125,348
Trading Companies & Distributors ............................ 4,072,681 — — 4,072,681
Water Utilities ......................................... 1,413,277 — — 1,413,277
Wireless Telecommunication Services ......................... 4,859,772 — — 4,859,772
Short-Term Securities
Money Market Funds ...................................... 4,279,837 — — 4,279,837
$ 1,818,001,546 $ 784,445 $ — $ 1,818,785,991
Investments Valued at NAV
(a)
..................................... 56,108,917
$ —
$ 1,874,894,908
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (342,862) $ — $ — $ (342,862)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.